Segment Reporting (Tables)	6 Months Ended
Dec. 31, 2024
Segment Reporting [Abstract]
Schedule of Long-Lived Assets Information by Geography

The following table is our long-lived assets information by geography as of December 31, 2024 and June 30, 2024:

	December 31, 2024	June 30, 2024
Canada	$514,608	$676,886
United States	247,856	461,534
United Kingdom	81,893
	$844,357	$1,138,420

Schedule of Comprehensive (Loss)/Income
	Three month ended December 31, 2024		Six month ended December 31, 2024
	Electric personal mobility products	Scientific software products and services	Electric personal mobility products	Scientific software products and services
Revenue	$-	$49,523	$-	$49,523
Gross profit	-	28,191	-	28,191
Depreciation and amortization	(47,453)	(111)	(114,701)	(111)
Operating expenses	(7,669,000)	(60,623)	(9,501,693)	(60,623)
Other items	37,970,099	-	32,457,865	-
Current income tax recovery	-	5	-	5
Net (loss)/income	30,253,646	(32,538)	22,841,471	(32,538)
FX translation	-	1,059	-	1,059
Comprehensive (loss)/income	$30,253,646	$(31,479)	$22,841,471	$(31,479)

Schedule of Assets
	December 31, 2024		June 30, 2024
	Electric personal mobility products	Scientific software products and services	Electric personal mobility products	Scientific software products and services
Plant and equipment, net	$334,554	$1,893	$449,255	$-
Operating lease right-of-use assets	427,910	-	689,165	-
Customer list	-	80,000	-	-
Goodwill	-	14,045,955	-	-
Other non-current assets	123,355	249	612,932	-
Total assets	$1,882,882	$14,321,800	$1,751,352	$-